Leases (Details) - Schedule of Non-Cancellable lease Contract - Office Premises [Member]	Jun. 30, 2024
Minimum [Member]
Lessee, Lease, Description [Line Items]
Office premises, Lease term	3 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Office premises, Lease term	5 years